Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and expected credit losses as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	491,293	573,950
Less: allowance for expected credit losses	(6,249)	(49,132)
Total accounts receivable, net	485,044	524,818

The roll-forward of the allowance for credit losses related to accounts receivable for the years ended December 31, 2022 and 2023 consists of the following activity:

	For the Year ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	7,294	6,249
(Reversal) provision for expected credit losses	(1,045)	42,883
Balance at end of year	6,249	49,132